TRADE PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE PAYABLES
TRADE PAYABLES

NOTE 12 – TRADE PAYABLES

	As of December 31,
Current	2021	2020
Suppliers and commercial accruals	48,015	58,030
Funds to be paid to clients	5	—
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	1,211	1,378
	49,231	59,408
Non-current
Suppliers and commercial accruals	1,096	3,695
	1,096	3,695
Total trade payables	50,327	63,103